Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Absract]
Related Party Transactions and Balances

16. Related Party Transactions and Balances

(1)	Related Parties:

Name of related parties	Relationship with the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”)	An equity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An equity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)	An equity method investee
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Mr. Kai Liu, son of Mr.Yongjun Liu, a shareholder of the Company

(2)	Accounts receivable from a related party

	As of December 31,
Name of related party	2025	2024
Yangzhou Meihua Import and Export Co., Ltd.	$1,499,525	$727,180

For the year ended December 31, 2025 and 2024, the Group sold manufactured products to Yangzhou Meihua Import and Export Co., Ltd. The balance as of December 31, 2025 is outstanding as of the date of this report.

(3)	Due from related parties

Due from related party	As of December 31,
Name of related party	2025	2024
Zhongxiangxin	$-	$6,854,443
Hainan Guoxie	11,466,326	10,190,726
Jiangsu Guomai	10,009,867	-
Total	$21,476,193	$17,045,169

For the year ended December 31, 2024, the Company advanced $6,849,972 (RMB50 million) to Zhongxiangxin for its working capital purpose with a fixed interest rate of 2.35%. As of December 31, 2024, principal and interests amounted to $6,854,443, which were fully collected on March 20, 2025.

For the year ended December 31, 2024, the Company advanced $10,190,726 to Hainan Guoxie for its working capital purpose. The advance is interest-free and will be converted into a capital injection in Hainan Guoxie. For the year ended December 31, 2025, the Company further advanced $1,275,600 (RMB5.8 million) to Hainan Guoxie.

For the year ended December 31, 2025, the Company advanced $10,438,861 to Jiangsu Guomai for its working capital purpose with a fixed interest rate of 2.35%, The advance was used to support the operations of Guomai. After partial collection, the principle and interests amounted to $10,009,867 as of December 31, 2025.

(4)	Related Party Sales

The Company sells products to its related parties and the sales amount from related parties for 2025, 2024 and 2023 are as follows:

	For the Year Ended December 31,
Name of related party	2025	2024	2023
Yangzhou Meihua Import and Export Co., Ltd.	$831,327	$768,553	$416,441